As filed with the SEC on May 25, 2005.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2004 - March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1: Report(s) to Shareholders.  The Annual Report is attached.

Transamerica Income Shares, Inc.

ANNUAL REPORT

March 31, 2005

Transamerica Income Shares, Inc.

MARKET ENVIRONMENT

Interest rates increased dramatically during the fiscal year ending March 31, 2005, with 2-year (short-term) rates moving up a full 2.20% and 10-year (long-term) rates rising 0.60%.

Initially, yields rose sharply and prices fell in response to news that job growth, the final and crucial indicator of economic recovery, was quite strong. That, plus latent signs of inflation, prompted investors to conclude that the Federal Reserve Board ("Fed") would begin raising interest rates. By mid-summer, mild indications that the economy might not be so healthy caused bond yields to decline, even as the Fed instituted the first of seven hikes in a key short-term interest rate. Finally, beginning in late 2004, the bond market again lost momentum, as the economic indicators and rising energy prices heightened concerns about greater inflationary pressures and how the Fed might respond.

Against this backdrop, non-government sectors (e.g., corporate bonds and mortgage-backed securities), which are less sensitive to interest rates, outperformed Treasuries.

PERFORMANCE

For the year ended March 31, 2005, Transamerica Income Shares, Inc. returned -5.43%.

STRATEGY REVIEW

During the course of these twelve months, we repositioned the portfolio to reduce turnover and the related trading expenses, while maintaining high levels of income and an investment-grade (BBB) average quality. With those objectives in mind, we emphasized corporate bonds from market-leading companies that we intend to hold for longer time periods. We also maintained the portfolio's high-yield investments at around 30% of total net assets.

In selecting corporate bonds, we favored those from industries that may benefit from inflation and/or long-term secular trends. For instance, global infrastructure building is creating greater demand for energy and basic materials. Among the strongest contributors to performance were such energy- and commodity-related names as Barrick Gold Finance, Inc., Duke Energy Corporation, The Coastal Corporation, and Evergreen Resources, Inc.

One energy investment that proved disappointing was Kerr McGee Energy Services Corp., a global energy and chemicals company. Pressure from shareholders may cause the company to pay a large one-time dividend that would weaken the company's credit profile. Another weak holding was General Motors Corporation ("GM"). Like other U.S. auto makers, GM has seen market share

Transamerica Income Shares, Inc.

continue to weaken, while health care and pension costs hamper the company's financial profile.

In response to the persistent upward pressure on interest rates, we maintained a defensive duration posture, making more investments in securities maturing in two years or less, which are least impacted by interest-rate moves. Also, after capturing some price appreciation among 30-year bonds during a late-2004 rally, we reduced the allocation to long-term bonds.

Heidi Y. Hu
Co-Portfolio Manager

Peter O. Lopez
Co-Portfolio Manager
Transamerica Investment Management, LLC

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (3.3%)
U.S. Treasury Note(a) 1.88%, due 12/31/2005	$3,500	$3,464
U.S. Treasury Bond(a) 5.38%, due 02/15/2031	1,208	1,316
Total U.S. Government Obligations (cost: $4,800)		4,780
CORPORATE DEBT SECURITIES (92.4%)
Aerospace (1.8%)
Boeing Co. (The) 8.75%, due 08/15/2021	2,000	2,703
Agriculture (1.1%)
Michael Foods, Inc. 8.00%, due 11/15/2013	1,500	1,560
Amusement & Recreation Services (1.4%)
Speedway Motorsports, Inc. 6.75%, due 06/01/2013	2,000	2,020
Automotive (2.4%)
General Motors Corp. 9.40%, due 07/15/2021	3,750	3,527
Beverages (2.3%)
Cia Brasileira de Bebidas 8.75%, due 09/15/2013	3,000	3,435
Business Credit Institutions (3.8%)
Pemex Finance, Ltd. 9.03%, due 02/15/2011	4,900	5,503
Chemicals & Allied Products (1.7%)
Lubrizol Corp. 5.50%, due 10/01/2014	2,500	2,504

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

	Principal	Value
Commercial Banks (1.6%)
HSBC Capital Funding LP - 144A(b) 10.18%, due 12/31/2049	$1,500	$2,305
Communication (4.1%)
Echostar DBS Corp. 6.38%, due 10/01/2011	1,000	980
News America Holdings(a) 9.25%, due 02/01/2013	3,985	4,973
Communications Equipment (0.9%)
Motorola, Inc. 4.61%, due 11/16/2007	1,250	1,253
Department Stores (0.6%)
JC Penney Co., Inc. 6.88%, due 10/15/2015	1,000	910
Electric Services (10.8%)
AES Gener SA 7.50%, due 03/25/2014	3,000	2,958
Dominion Resources, Inc. 3.66%, due 11/15/2006	3,350	3,324
DPL, Inc. 8.25%, due 03/01/2007	2,000	2,119
Duke Energy Corp. 4.20%, due 10/01/2008	3,400	3,359
FPL Group Capital, Inc. 4.09%, due 02/16/2007	2,000	1,995
TXU Electric Delivery Co. 5.00%, due 09/01/2007	2,000	2,024
Food & Kindred Products (2.0%)
ConAgra Foods, Inc. 9.75%, due 03/01/2021	1,375	1,949
Smithfield Foods, Inc. 7.00%, due 08/01/2011	1,000	1,024

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

	Principal	Value
Food Stores (1.0%)
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	$1,500	$1,447
Furniture & Fixtures (0.7%)
Lear Corp. 7.96%, due 05/15/2005	1,000	1,005
Gas Production & Distribution (0.8%)
Northwest Pipeline 9.00%, due 08/01/2022	1,087	1,128
Holding & Other Investment Offices (3.4%)
EOP Operating, LP 8.38%, due 03/15/2006	3,000	3,119
Raytheon Co. 3.50%, due 05/15/2006	3,700	1,905
Hotels & Other Lodging Places (2.5%)
Host Marriott, LP 7.13%, due 11/01/2013	2,000	1,985
Park Place Entertainment Corp. 7.00%, due 04/15/2013	1,500	1,609
Industrial Machinery & Equipment (1.0%)
Caterpillar, Inc. 9.38%, due 03/15/2021	1,000	1,413
Insurance Agents, Brokers & Service (1.4%)
Metlife, Inc. 3.91%, due 05/15/2005	2,000	2,002
Lumber & Wood Products (2.3%)
Ainsworth Lumber Co., Ltd. - 144A(c) 6.84%, due 10/01/2010	1,000	1,015
Weyerhaeuser Co. 7.38%, due 03/15/2032	2,000	2,338
Manufacturing Industries (0.4%)
Bombardier Recreational Products, Inc. 8.38%, due 12/15/2013	500	530

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

	Principal	Value
Metal Mining (1.4%)
Barrick Gold Finance, Inc. 7.50%, due 05/01/2007	$2,000	$2,121
Mortgage Bankers & Brokers (1.7%)
Countrywide Home Loans, Inc. 5.50%, due 08/01/2006	2,500	2,542
Motion Pictures (3.8%)
Time Warner, Inc. 9.13%, due 01/15/2013	4,500	5,560
Oil & Gas Extraction (9.3%)
Chesapeake Energy Corp. 6.88%, due 01/15/2016	2,500	2,525
Comstock Resources, Inc. 6.88%, due 03/01/2012	2,000	1,990
El Paso CGP Co. 7.63%, due 09/01/2008	1,000	1,003
Evergreen Resources, Inc. 5.88%, due 03/15/2012	3,000	3,051
Husky Oil, Ltd.(d) 8.90%, due 08/15/2028	1,370	1,521
Kerr-McGee Corp. 6.95%, due 07/01/2024	2,000	2,053
Nexen, Inc. 5.88%, due 03/10/2035	960	918
Occidental Petroleum Corp. 10.13%, due 09/15/2009	500	597
Paper & Allied Products (6.2%)
Domtar, Inc. 7.88%, due 10/15/2011	1,000	1,112
Georgia Pacific Corp. 7.70%, due 06/15/2015	1,000	1,096
International Paper Co. 6.75%, due 09/01/2011	1,000	1,096
5.50%, due 01/15/2014	3,750	3,815
Westvaco Corp. 7.95%, due 02/15/2031	1,600	2,000

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

	Principal	Value
Petroleum Refining (2.0%)
Amerada Hess Corp. 7.13%, due 03/15/2033	$1,750	$1,946
Enterprise Products Operating, LP, Series B 5.60%, due 10/15/2014	1,000	987
Primary Metal Industries (1.4%)
Phelps Dodge Corp. 8.75%, due 06/01/2011	1,725	2,066
Radio & Television Broadcasting (1.8%)
Chancellor Media Corp. 8.00%, due 11/01/2008	2,500	2,695
Railroads (0.7%)
Burlington Northern Santa Fe 9.25%, due 10/01/2006	1,000	1,071
Residential Building Construction (1.4%)
Ryland Group, Inc. 9.75%, due 09/01/2010	1,996	2,108
Security & Commodity Brokers (1.1%)
E*Trade Financial Corp. 8.00%, due 06/15/2011	1,500	1,545
Stone, Clay & Glass Products (2.7%)
Cemex SA 9.63%, due 10/01/2009	3,250	3,900
Telecommunications (3.1%)
Cincinnati Bell, Inc.(a) 8.38%, due 01/15/2014	1,000	985
Millicom International Cellular - 144A 11.00%, due 12/01/2013	1,000	1,020
Sprint Capital Corp. 7.13%, due 01/30/2006	2,500	2,559
Transportation & Public Utilities (4.1%)
Magellan Midstream Partners, L.P. 6.45%, due 06/01/2014	3,300	3,534
Plains All American Pipeline Co. 5.63%, due 12/15/2013	2,500	2,525

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

	Principal	Value
Water Transportation (1.5%)
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	$2,000	$2,273
Wholesale Trade Nondurable Goods (2.2%)
Domino's, Inc. 8.25%, due 07/01/2011	1,094	1,143
Unilever Capital Corp. 6.88%, due 11/01/2005	2,000	2,050
Total Corporate Debt Securities (cost: $131,893)		135,328
	Shares	Value
PREFERRED STOCKS (3.4%)
Telecommunications (3.4%)
Centaur Funding Corp. - 144A	3,750	$4,947
Total Preferred Stocks (cost: $3,786)		4,947
	Principal	Value
SECURITY LENDING COLLATERAL (4.4%)
Debt (3.3%)
Euro Dollar Terms (3.3%)
Bank of Nova Scotia 2.70%, due 04/11/2005	$1,000	$1,000
Calyon 2.77%, due 04/21/2005	519	519
Rabobank Nederland 3.00%, due 04/29/2005	2,800	2,800
Toronto Dominion Bank 3.01%, due 06/24/2005	518	518

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

	Shares	Value
Investment Companies (1.1%)
Money Market Funds (1.1%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 2.79%	150,000	$150
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 2.59%	1,014,930	1,015
Merrimac Cash Fund, Premium Class(e) 1-day yield of 2.52%	477,400	477
Total Security Lending Collateral (cost: $6,479)		6,479
Total Investment Securities (cost: $146,958)		$151,534
SUMMARY:
Investments, at value	103.5%	$151,534
Liabilities in excess of other assets	(3.5)%	(5,154)
Net assets	100.0%	$146,380

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At March 31, 2005, all or a portion of this security is on loan (see Note 1). The value at March 31, 2005, of all securities on loan is $6,342.

(b)  HSBC Capital Funding LP 144A has a fixed coupon rate 10.18% until 06/30/2030, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 498BP, if not called.

(c)  Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)  Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 550BP, if not called.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities aggregated $9,287 or 6.3% of the net assets of the Fund.

LIBOR  London Interbank Offer Rate

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

GRAPHICAL PRESENTATION OF PORTFOLIO HOLDINGS
(unaudited)

Bond Credit Quality (Moody Ratings)

CREDIT RATING DESCRIPTION

  Aaa  Prime grade obligations. Exceptional financial security and ability to meet senior financial obligations.

  A1  Upper medium grade obligations. Superior ability for repayments of senior short-term debt obligations.

  A2  Upper medium grade obligations. Strong ability for repayments of senior short-term debt obligations.

  A3   Upper medium grade obligations. Acceptable ability for repayments of senior short-term debt obligations.

  Baa1  Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

  Baa2  Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

  Baa3  Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

  Ba1  Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

  Ba2  Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

  Ba3  More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

  B1  Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

  B2  More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

  B3  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa1  Highly vulnerable. May be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Transamerica Income Shares, Inc.

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

Transamerica Income Shares, Inc.	Beginning Account Value (October 1, 2004)	Ending Account Value (March 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period(a) (October 1, 2004 to March 31, 2005)
Actual	$1,000.00	$1,003.30	0.75%	$3.75
Hypothetical(b)	1,000.00	1,021.19	0.75	3.78

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (182 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

Transamerica Income Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES

At March 31, 2005

(all amounts except per share amounts in thousands)

Assets:
Investment securities, at value (cost: $146,958) (including securities loaned of $6,342)	$151,534
Cash	184
Receivables:
Interest	2,073
153,791
Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	63
Administration fees	3
Income dividends declared	821
Payable for collateral for securities on loan	6,479
Other	45
7,411
Net Assets applicable to 6,319 capital shares outstanding, $1.00 par value (authorized 20,000 shares)	$146,380
Net Asset Value Per Share	$23.17
Net Assets Consist Of:
Paid-in capital	$142,200
Accumulated net investment income (loss)	(1,009)
Undistributed net realized gain (loss) from investment securities	613
Net unrealized appreciation (depreciation) on investment securities	4,576
Net Assets	$146,380

The notes to financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

STATEMENT OF OPERATIONS

For the year ended March 31, 2005

(all amounts in thousands)

Investment Income:
Interest	$9,238
Dividends	386
Income from loaned securities - net	10
$9,634
Expenses:
Management and advisory fees	748
Transfer agent fees	58
Printing and shareholder reports	44
Custody fees	21
Administration fees	24
Legal fees	47
Audit fees	44
Directors fees	54
Other	33
Total Expenses	1,073
Net Investment Income	8,561
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	1,506
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(7,646)
Net Gain (Loss) on Investment Securities:	(6,140)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,421

The notes to financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended March 31,

(all amounts in thousands)

	2005	2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income	$8,561	$8,997
Net realized gain from investment securities	1,506	7,663
Net unrealized appreciation (depreciation) on investment securities	(7,646)	2,496
	2,421	19,156
Distributions To Shareholders:
From net investment income	(9,857)	(10,489)
Net increase (decrease) in net assets	(7,436)	8,667
Net Assets:
Beginning of year	153,816	145,149
End of year	$146,380	$153,816
Accumulated Net Investment Income (Loss)	$(1,009)	$(401)

The notes to financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Year ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value
Beginning of period	$24.34	$22.97	$23.18	$24.18	$23.54
Investment Operations
Net investment income	1.35	1.42	1.62	1.73	1.88
Net realized and unrealized gain (loss)	(0.96)	1.61	0.06	(0.39)	0.65
Total from investment operations	0.39	3.03	1.68	1.34	2.53
Distributions to Shareholders
From net investment income	(1.56)	(1.66)	(1.80)	(1.80)	(1.89)
From net realized gains	-	-	(0.09)	(0.54)	-
Total distributions	(1.56)	(1.66)	(1.89)	(2.34)	(1.89)
Net Asset Value
End of period	$23.17	$24.34	$22.97	$23.18	$24.18

Market Value per Share
End of period	$21.74	$24.62	$24.12	$25.70	$24.90

Total Return(a)	(5.43)%	9.40%	1.27%	12.86%	25.03%
Ratios and Supplemental Data:
Expenses to average net assets	0.72%	0.69%	0.73%	0.65%	0.64%
Net investment income	5.73%	5.97%	7.25%	7.19%	8.04%
Portfolio turnover	59%	90%	76%	54%	122%
Net assets, end of period (in thousands)	$146,380	$153,816	$145,149	$146,487	$152,766

The number of shares outstanding at the end of each period was 6,318,771.

(a)  Based on the market price of the Fund's shares and including the reinvestment of dividends and distributions at prices obtained by the Fund's dividend reinvestment plan.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

At March 31, 2005

(all amounts in thousands)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the "Fund" or "TIS") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund's investment objective is to seek as high a level of current income consistent with prudent investment, with capital appreciation as only a secondary objective.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Securities Valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2005

(all amounts in thousands)

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at March 31, 2005, was paying an interest rate of 2.05%.

Throughout the year, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase Agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2005

(all amounts in thousands)

bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities Lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as lending agent to administer its securities lending program. IBT earned $4 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against risk the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required at all times to be secured by collateral at least equal to 102% of the value of the securities at the inception of the loan and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2005

(all amounts in thousands)

indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Securities Transactions and Investment Income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend Distributions: Dividend distributions are declared monthly. Capital gains distributions are declared annually. Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day. See "Automatic Reinvestment Plan" on page 27 for opportunity to reinvest distributions in shares of the Fund's common stock.

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2005

(all amounts in thousands)

NOTE 2.  RELATED PARTY TRANSACTIONS

Prior to January 1, 2005 AEGON/Transamerica Fund Advisers, Inc. ("ATFA") was the Fund's investment adviser. Effective January 1, 2005, ATFA was renamed Transamerica Fund Advisors, Inc. ("TFAI"). Prior to January 1, 2005, AEGON/Transamerica Fund Services, Inc. ("ATFS") was the Fund's administrator. Effective January 1, 2005, ATFS and AEGON/Transamerica Investor Services, Inc. merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS"). Mellon Investor Services ("Mellon") is the Fund's transfer agent. TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA Holding Company (22%) ("AUSA"). TFS is a wholly owned subsidiary of WRL and AUSA. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of TFAI, TFS, and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Transamerica Investment Management, LLC ("TIM") is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.50% of ANA

TFAI currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limit:

1.50% of the first $30 million of ANA

1.00% of ANA over $30 million

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2005

(all amounts in thousands)

There were no fees waived during the year ended March 31, 2005. As of March 31, 2005, an affiliate of TIM held 7.6% of the outstanding shares of the Fund.

Administrative Services:  The Fund has entered into an agreement with TFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The legal fees on the Statement of Operations are for fees paid to external legal counsel. For the periods April 1, 2004 to December 31, 2004 and January 1, 2005 to March 31, 2005 the Fund was charged 0.015 percent and 0.02 percent of average net assets, respectively, for administrative services.

NOTE 3.  SECURITY TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended March 31, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$75,688
U.S. Government	11,268
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	79,065
U.S. Government	6,452

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2005

(all amounts in thousands)

capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, bond premium amortization and capital loss carryforwards.

Reclassifications between Accumulated net investment income (loss), Accumulated net realized gains (loss) and Additional paid-in capital are made to reflect income and gains available for distribution under federal tax regulations. Results of operations and net assets are not affected by these reclassifications. These reclassifications are as follows:

Additional paid-in capital	$-
Accumulated net investment income (loss)	$688
Accumulated net realized gains (loss)	$(688)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2005 was as follows:

2004 Distributions paid from:
Ordinary income	$10,489
Long-term capital gains	$-
2005 Distributions paid from:
Ordinary income	$9,857
Long-term capital gains	$-

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2005

(all amounts in thousands)

The tax basis components of distributable earnings as of March 31, 2005, are as follows:

Undistributed ordinary Income	$(45)
Undistributed long-term capital gains	$613
Net unrealized appreciation (depreciation)	$3,612

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of March 31, 2005, are as follows:

Federal tax cost basis	$147,922
Unrealized appreciation	6,050
Unrealized (depreciation)	(2,438)
Net unrealized appreciation (depreciation)	$3,612

The capital loss carryforward utilized during the year ended March 31, 2005 was $205.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation.

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2005

(all amounts in thousands)

The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders
of Transamerica Income Shares, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Transamerica Income Shares, Inc. (the "Fund") at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Fund for each of the three years in the period ended March 31, 2003 were audited by other independent accountants whose report dated April 25, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Tampa, Florida
May 11, 2005

SUPPLEMENTAL INFORMATION (unaudited)

TAX INFORMATION

For dividends paid during the year ended March 31, 2005, the Fund designated $386 of qualified dividend income.

For corporate shareholders, 4% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deduction.

INVESTMENT ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At an in-person meeting of the Board of Directors of the Fund held on October 6, 2004, at which a majority of the Directors were in attendance, including a majority of the Directors who are not interested persons of the Fund ("Independent Directors"), the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TFAI and the Fund as well as the Investment Sub-Advisory Agreement between TFAI and TIM. In approving the renewal of these agreements, the Board requested, and TFAI and TIM provided, information that it believed to be reasonably necessary to reach its conclusions. In addition, the Board considered: (i) a memorandum provided by counsel to the Independent Directors, regarding the Board's responsibilities in connection with the review and approval of investment advisory and sub-advisory agreements; (ii) a report prepared by Lipper, Inc. comparing the Fund's performance and expenses to a peer group of funds (the "Lipper Report"); and (iii) other factors and information the Board believed, in light of the legal advice provided by counsel and their own business judgment, to be relevant.

The Board determined that the Investment Advisory and Investment Sub-Advisory Agreements will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders. Accordingly, the Board, including the Independent Directors, unanimously approved the renewal of the Investment Advisory and Investment Sub-Advisory Agreements of the Fund, based upon the following considerations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and TIM to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and TIM are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, the professional qualifications and experience of TIM's portfolio management team and investment process and TIM's efforts to build its investment management capabilities to support the Fund's operations. In particular, the Board noted that TFAI and TIM would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and TIM's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on the Lipper Report, that the Fund's investment performance was competitive or superior relative to comparable funds over trailing one-, two-, five- and ten- year periods. The Board also noted TIM's efforts to build its investment management capabilities to support the Fund's operations.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and TIM for investment advisory and related services, the fees paid by TFAI to TIM, TFAI's estimated net management income resulting from its management of the Fund, and the estimated profitability of TFAI's and TIM's relationships with the Fund, the Board concluded that the level of investment advisory fees and profitability is appropriate in light of the service provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and TIM. In particular, on the basis of the Lipper Report, the Board determined that the advisory fees and overall expense ratio of the Fund were lower than median or average advisory fees and expense ratios of comparable closed-end investment companies.

Whether the advisory fees reflect economies of scale or permit realization of economies of scale. The Board concluded, based on the Lipper Report, that the advisory fees payable by the Fund were low compared to comparable closed-end funds, thereby reflecting current economies of scale to some degree. The Board also concluded that the advisory fees appropriately reflect the current economic environment for TFAI and the competitive nature of the investment company market. However, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale by virtue of asset growth due to investment performance, as well as the appropriateness of advisory fees payable to TFAI and TIM. Because the Fund, as a closed-end fund, does not currently contemplate offering new securities, the Board concluded that there is no immediate opportunity for the Fund to realize further economies of scale and increase its assets through new issuances, and hence no reason at the present time to reflect advisory fee breakpoints premised on significant asset growth.

Benefits (such as soft dollars) to TFAI or TIM from its relationship with the Fund (and any corresponding benefits to the Fund). The Board concluded that other benefits described by TFAI from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board further noted that neither TFAI nor TIM realize "soft dollar" benefits from their relationship with the Fund.

Other considerations: In approving the renewal of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Board favorably considered TFAI's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial financial and professional commitment to the successful operations of the Fund. For example, the Board noted that, in the past, TFAI had voluntarily waived its advisory fee and reimbursed the Fund to the extent that the Fund's operating expenses exceeded a certain limit and had indicated its willingness to continue waiving advisory fees and reimbursing expenses in the future, which may reduce total fund operating expenses to the benefit of the Fund's shareholders, and which demonstrate TFAI's commitment to the success of the Fund. The Board also determined that TFAI maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.

AUTOMATIC REINVESTMENT PLAN

Holders of 50 shares or more of the Fund's common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the "Plan"). Under the Plan, Mellon, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund's common stock by making purchases in the open market. Plan participants may also deposit cash in amounts (not in thousands) between $25 and $2,500 with Mellon for the purchase of additional shares. Dividends, distributions and cash deposits are invested in, and each participant's account credited with, full and fractional shares.

The price at which Mellon is deemed to have acquired shares for a participant's account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the "Optional Cash Only" feature. You can make additional investments only, without reinvesting your monthly dividend. If you own 50 shares (not in thousands) or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions (not in thousands) between $25 and $2,500 for investment, you may do so. The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions. Rather, the shares you acquire if you participate in the "Optional Cash Only" feature of the Plan will be held for safekeeping in your Plan account. Each investment will be made on or near the next dividend payment date. All other procedures for the purchase and sale of shares described above will apply.

Mellon charges a service fee (not in thousands) of $1.75 for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Mellon:

Mellon Investor Services
Shareholder Investment Services
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07660
(800) 454-9575

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DIRECTORS AND OFFICERS(1)

The Directors and Officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years:

Name, Address and Date of Birth ("DOB")	Position Held with Fund	Term of Office and Length of Time Served		Principal Occupation(s) or Employment in the Past 5 Years
Peter R. Brown 11180 6th St. East Treasure Island, FL 33706 (DOB 5/10/28)	Director, Chairman	2002-	present	Chairman & Trustee, Transamerica IDEX Mutual Funds ("TA IDEX"), AEGON/Transamerica Series Trust ("ATST") (1986-present); Chairman of the Board, Peter Brown Construction Co. (1963-2000); Rear Admiral (Ret.) U.S. Navy Reserve, Civil Engineer Corps.

Daniel Calabria 7068 S. Shore Drive S. South Pasadena, FL 33707 (DOB 3/05/36)	Director	2002-	present	Trustee, TA IDEX (1996-present), ATST (2001-present); Trustee (1993-1995), Florida Tax Free Funds

Janice B. Case 205 Palm Island NW Clearwater, FL 33767 (DOB 9/27/52)	Director	2002-	present	Trustee, TA IDEX (2002-present), ATST (2001-present); Director, Central Vermont Public Services Co. (Audit Committee); Director, Western Electricity Coordinating Council (Chairperson, Human Resources & Compensation Committee); Senior Vice President (1996-2000), Florida Power Corporation

Charles C. Harris 2840 West Bay Drive #215 Bellair Bluffs, FL 33770 (DOB 1/15/30)	Director	2002-	present	Trustee, TA IDEX (1994-present), ATST (1986-present)

Leo J. Hill C/O Prestige Lincoln Mercury 2201 N. Main St, Gainesville, FL 32609 (DOB 3/27/56)	Director	2002-	present	Trustee, TA IDEX (2002-present), ATST (2001-present); Owner & President, Prestige Automotive Group (2001-present); formerly (1997-1998), Market President, Nations Bank, and President & CEO of Barnett Bank of the Treasure Coast of Florida

Russell A. Kimball, Jr. C/O Sheraton Sand Key Resort 1160 Gulf Boulevard Clearwater Beach, FL 34630 (DOB 8/17/44)	Director	2002-	present	Trustee, TA IDEX (2002-present), ATST (1986-present); General Manager, Sheraton Sand Key Resort (1975-present)

Name, Address and Date of Birth ("DOB")	Number of Funds in Complex Overseen	Other Directorships
Peter R. Brown 11180 6th St. East Treasure Island, FL 33706 (DOB 5/10/28)	84	N/A
Daniel Calabria 7068 S. Shore Drive S. South Pasadena, FL 33707 (DOB 3/05/36)	84	N/A
Janice B. Case 205 Palm Island NW Clearwater, FL 33767 (DOB 9/27/52)	84	Central Vermont Public Service Co.
Charles C. Harris 2840 West Bay Drive #215 Bellair Bluffs, FL 33770 (DOB 1/15/30)	84	N/A
Leo J. Hill C/O Prestige Lincoln Mercury 2201 N. Main St, Gainesville, FL 32609 (DOB 3/27/56)	84	N/A
Russell A. Kimball, Jr. C/O Sheraton Sand Key Resort 1160 Gulf Boulevard Clearwater Beach, FL 34630 (DOB 8/17/44)	84	N/A

Name, Address and Date of Birth ("DOB")	Position Held with Fund	Term of Office and Length of Time Served		Principal Occupation(s) or Employment in the Past 5 Years
William W. Short, Jr. 7882 Lantana Creek Rd. Largo, FL 33777 (DOB 2/25/36)	Director	2002-	present	Trustee, TA IDEX (1986-present), ATST (2000-present); Retired CEO & Chairman of the Board, Shorts, Inc.

John W. Waechter 5913 Bayview Circle Gulfport, FL 33707 (DOB 2/25/52)	Director	2004-	present	Trustee, TA IDEX (2005-present), ATST (2004-present); Executive Vice President, Chief Financial Officer & Chief Compliance Officer, William R. Hough & Co. (1979-2004); Treasurer, The Hough Group of Funds (1993-2004)

Thomas P. O'Neill (2) AEGON USA, Inc. 1111 North Charles Street Baltimore, MD 21201-5574 (DOB 3/11/58)	Director	2003-	present	President, AEGON Financial Services Group, Inc., Financial Institution Division; Trustee, TA IDEX (2003-present), ATST (2003-present); Director, National Aquarium of Baltimore

(1)  Effective May 1, 2005, Brian C. Scott resigned from the Board of Directors of the Fund.

(2)  May be deemed an "interested person" of the Fund as defined in the 1940 Act due to employment with an entity which is under common control with TFAI, the Fund's adviser; TIM, the Fund's sub-adviser; and TFS, the Fund's administrator.

Name, Address and Date of Birth ("DOB")	Number of Funds in Complex Overseen	Other Directorships
William W. Short, Jr. 7882 Lantana Creek Rd. Largo, FL 33777 (DOB 2/25/36)	84	N/A
John W. Waechter 5913 Bayview Circle Gulfport, FL 33707 (DOB 2/25/52)	84	N/A
Thomas P. O'Neill (2) AEGON USA, Inc. 1111 North Charles Street Baltimore, MD 21201-5574 (DOB 3/11/58)	84	N/A

OFFICERS (3)

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian C. Scott (DOB 9/29/43)	President and Chief Executive Officer	2002- present	Trustee, President & CEO, TA IDEX & ATST (2002-present); President, Director & CEO, TFAI & TFS (2001-present); CEO, Transamerica Investors, Inc. ("TII") (2003-present); Director, TIS (2002-2005)

John K. Carter (DOB 4/24/61)	Senior Vice President, Chief Compliance Officer, General Counsel & Secretary	2002- present	Sr. Vice President, General Counsel, Secretary (1999-present) & Chief Compliance Officer (2003-present), TA IDEX & ATST; Director, Sr. Vice President, General Counsel, & Secretary (2001-present), TFAI & TFS; Chief Compliance Officer, TFAI (2004-present); Vice President, Secretary & Chief Compliance Officer, TII (2003-present)

Kim D. Day (DOB 8/2/55)	Senior Vice President, Treasurer & Chief Financial Officer	2002- present	Sr. Vice President, Treasurer & Chief Financial Officer, TA IDEX & ATST (2003-present); Sr. Vice President & Treasurer, TFAI & TFS (2002-present); Director & Vice President, ASFG (2004-present); Vice President & Treasurer, TII (2003-present)

(3)  The business address of each officer is 570 Carillon Parkway, St. Petersburg, FL 33716.

Transamerica Income Shares Inc.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the Fund's proxy voting policies and procedures is available upon request by calling 1-888-233-4339 (toll free) or can be located on the Securities and Exchange Commission (SEC) website (www.sec.gov).

In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The first filing of Form N-PX was made on or before August 31, 2004, for the 12-month period ending June 30, 2004. Once filed, Form N-PX will be available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser

Transamerica Fund Advisors, Inc.
570 Carillon Parkway
St. Petersburg, FL 33716-1202

Sub-Adviser

Transamerica Investment Management, LLC
1150 S. Olive Street, 27th Floor
Los Angeles, CA 90015

Transfer Agent

Mellon Investor Services
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07660
1-800-454-9575

For hearing and speech impaired (TDD)
1-800-231-5469

www.mellon-investor.com

Custodian

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
1-617-937-6700

Listed

New York Stock Exchange
Symbol: TAI
NASDAQ Symbol: XTAIX

Transamerica Income Shares, Inc. is a closed-end investment company which invests primarily in debt securities. Its objective is to provide a high level of current income.

Item 2: Code of Ethics.

(a)          Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(c)          During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)         During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)            (1) Registrant has filed this code of ethics as an exhibit pursuant to Item 10(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Directors has determined that John Waechter is an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Mr. Waechter is “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Mr. Waechter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon him any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon him as a member of the Registrant’s audit committee or Board of Directors in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the registrant’s audit committee or Board of Directors.

Item 4: Principal Accountant Fees and Services.

	(in thousands)	Fiscal Year Ended 3/31
		2004	2005

(a)	Audit Fees	30	32
(b)	Audit-related Fees	0	0
(c)	Tax Fees	1	1
(d)	All Other Fees	N/A	N/A
(e)(1)	Pre-approval policy * (see below)
(e)(2)	% of above that were pre-approved	0%	0%
(f)	If greater than 50%, disclose hours	N/A	N/A
(g)	Non-audit fees rendered to Adviser
	(or affiliate that provided services to
	Registrant)	N/A	N/A
(h)	Disclose whether the Audit Committee
	has considered whether the provisions
	of non-audit services rendered to the
	Adviser that were NOT pre-approved is
	Compatible with maintaining the auditor’s
	Independence.	Yes	Yes

*(e)(1)

The Audit Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to one or more members or a subcommittee. Any decision of the subcommittee to grant pre-approvals shall be presented to the full Audit Committee at its next regularly scheduled meeting.

Item 5: Audit Committee of Listed Registrant.

The following individuals comprise the standing Audit Committee:

Peter R. Brown, Daniel Calabria, Janice Case, Charles C. Harris, Leo J. Hill, Russell A. Kimball, William W. Short and John W. Waechter.

Item 6: Schedule of Investments.

The Schedules of Investments of the Registrant are included in the annual report to shareholders filed under Item 1 of this Form
N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

PLEASE NOTE:  The current name of the Adviser is Transamerica Fund Advisors, Inc. (“TFAI”)
The current name of AEGON/Transamerica Series Fund, Inc. is AEGON/Transamerica Series Trust

TRANSAMERICA INCOME SHARES, INC. (THE “FUND”)

PROXY VOTING POLICIES AND PROCEDURES

I.    STATEMENT OF PRINCIPLE

The Fund seeks to assure that proxies received by the Fund are voted in the best interests of the Fund’s stockholders and have accordingly adopted these procedures.

II.   DELEGATION OF PROXY VOTING/ADOPTION OF ADVISER AND SUB-ADVISER POLICIES

The Fund delegates the authority to vote proxies related to portfolio securities to AEGON/Transamerica Fund Advisers, Inc. (the “Adviser”), as investment adviser to the Fund, which in turn delegates proxy voting authority for the Fund to the Sub-Adviser retained to provide day-to-day portfolio management for the Fund. The Board of Directors of the Fund adopts the proxy voting policies and procedures of the Adviser and Sub-Advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of the Fund.

III.  PROXY COMMITTEE

The Board of Directors of the Fund has appointed a committee of the Board (the “Proxy Committee”) for the purpose of providing the Fund’s consent to vote in matters where the Adviser or Sub-Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons. The Proxy Committee also may review the Adviser’s and Sub-Adviser’s proxy voting policies and procedures in lieu of submission of the policies and procedures to the entire Board for approval.

IV.   ANNUAL REVIEW OF PROXY VOTING POLICIES OF ADVISER AND SUB-ADVISERS

The Board of Directors of the Fund or the Proxy Committee of the Fund will review on an annual basis the proxy voting policies of the Adviser and Sub-Advisers applicable to the Fund.

Attachments

Adopted effective June 10, 2003.

AEGON/TRANSAMERICA FUND ADVISERS, INC. (“ATFA”)

PROXY VOTING POLICIES AND PROCEDURES (“ATFA PROXY POLICY”)

I.    PURPOSE

The ATFA Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and ATFA’s fiduciary and other duties to its clients. The purpose of the ATFA Proxy Policy is to ensure that where ATFA exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to ATFA clients exercise voting authority with respect to ATFA client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the ATFA client.

II.   ATFA’S ADVISORY ACTIVITIES

ATFA acts as investment adviser to Transamerica Income Shares, Inc., Transamerica IDEX Mutual Funds, and AEGON/ Transamerica Series Trust (collectively, the “Funds”). For most of the investment portfolios comprising the Funds, ATFA has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between ATFA and each sub-adviser (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and approved by the Board of Trustees/Directors/Managers of the client Fund (the “Board”). ATFA serves as a “manager of managers” with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No.IC-23379, August 5, 1998).

III.  SUMMARY OF THE ATFA PROXY POLICY

ATFA delegates the responsibility to exercise voting authority with respect to securities held in the Funds’ portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). ATFA will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that ATFA is called upon to exercise voting authority with respect to client securities, ATFA generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. (“ISS”) or another qualified independent third party, except that if ATFA believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, ATFA will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

IV.   DELEGATION OF PROXY VOTING AUTHORITY TO SUB-ADVISERS

ATFA delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser’s proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a “Sub-Adviser Proxy Policy” and collectively, the “Sub-Adviser Proxy Policies”).

V.    ADMINISTRATION, REVIEW AND SUBMISSION TO BOARD OF SUB-ADVISER PROXY POLICIES

a.     APPOINTMENT OF PROXY ADMINISTRATOR

ATFA will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the “Proxy Administrator”).

b.     INITIAL REVIEW

On or before July 1, 2003, the Proxy Administrator will collect from each Sub-Adviser: its Sub-Adviser Proxy Policy; a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser’s interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and a summary of the Sub-Adviser Proxy

Policy suitable for inclusion in the client Fund’s registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to ATFA making a recommendation to the Board. In conducting its review, ATFA recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator’s review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.  ATFA will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator’s review of the Sub-Adviser Proxy Policy provided for in Section V.B.2.  ATFA will follow the same procedure in connection with the engagement of any new Sub- Adviser.

c.     SUBSEQUENT REVIEW

ATFA will request that each Sub-Adviser provide ATFA with prompt notice of any material change in its Sub-Adviser Proxy Policy. ATFA will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, ATFA will request that each Sub-Adviser provide ATFA with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by ATFA and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

VI.   RECORD OF PROXY VOTES EXERCISED BY SUB-ADVISER

The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange

Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upon request.

VII.  ATFA EXERCISE OF PROXY VOTING AUTHORITY

a.     USE OF INDEPENDENT THIRD PARTY

If ATFA is called upon to exercise voting authority on behalf of a Fund client, ATFA will vote in accordance with the recommendations of ISS or another qualified independent third party (the “Independent Third Party”), provided that ATFA agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

b.     CONFLICT WITH VIEW OF INDEPENDENT THIRD PARTY

If, in its review of the Independent Third Party recommendation, ATFA believes that the recommendation is not in the best interests of the Fund client, ATFA will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between ATFA or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to ATFA’s proposed vote.

c.    ASSET ALLOCATION PORTFOLIOS

For any asset allocation portfolio managed by ATFA and operated, in whole or in part, as a “fund of funds”, ATFA will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, ATFA will seek Board (or Committee) consent with respect to ATFA’s proposed vote in accordance with the provisions of Section VI.B.

VIII. CONFLICTS OF INTEREST BETWEEN ATFA OR ITS AFFILIATES AND THE FUNDS

The ATFA Proxy Voting Policy addresses material conflicts that may arise between ATFA or its affiliates and the Funds by, in every case where ATFA exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

IX.   RECORDKEEPING

a.     RECORDS GENERALLY MAINTAINED

In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause

ATFA to maintain the following records:

the ATFA Proxy Voting Policy; and

records of Fund client requests for ATFA proxy voting information.

b.     RECORDS FOR ATFA EXERCISE OF PROXY VOTING AUTHORITY

In accordance with Rule 204-2(c)(2) under the Advisers Act, if ATFA exercises proxy voting authority pursuant to Section VI above, ATFA, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

proxy statements received regarding matters it has voted on behalf of Fund clients;

records of votes cast by ATFA; and

copies of any documents created by ATFA that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upon request.

c.     RECORDS PERTAINING TO SUB-ADVISER PROXY POLICIES

The Proxy Administrator will cause ATFA and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

each Sub-Adviser Proxy Policy; and

the materials delineated in Article V above.

If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upon request.

d.     TIME PERIODS FOR RECORD RETENTION

All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of ATFA.

X.    PROVISION OF ATFA PROXY POLICY TO FUND CLIENTS

The Proxy Administrator will provide each Fund’s Board (or a Board Committee) a copy of the ATFA Proxy Policy at least once each calendar year.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

(a) (1) Biography of Portfolio Managers

As of the date of this filing, Peter O. Lopez and Heidi Y.Hu are co-Portfolio Managers of the Registrant.  Mr. Lopez is Principal and Director of Research, Fixed Income at Transamerica Investment Management, LLC (“TIM”).  He manages sub-advised funds and institutional accounts in the fixed income discipline.  Prior to joining TIM, he was Managing Director at Centre Pacific, LLC.  Mr. Lopez also previously served as Senior Equities Analyst for Transamerica Investment Services from 1997-2000.  Ms. Hu, Principal and Head of Fixed Income investments at TIM, is the Lead Fixed Income Manager of the fund.  She also manages sub-advised funds and institutional separate accounts in the balanced and fixed income disciplines.  Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company.

(a) (2) Other Accounts Managed by Portfolio Managers

The Portfolio Managers may also be responsible for the day-to-day management of other accounts, as indicated by the following table.  None of these has an advisory fee based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(millions		(millions)		(millions)
Heidi Y. Hu	2	$102.5	24	$3,355.9	—	—
Peter O. Lopez	1	$143.5	1	$347.9	—	—

Potential Conflicts of Interest

There are no material conflicts of interest between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Managers.  Allocation of investment opportunities among the Fund and other accounts managed by the Portfolio Managers are allocated pro rata to every account participating in an order.  This ensures all accounts are treated equally from order initiation through full execution.

(a) (3) Compensation for the Fiscal Year Completed March 31, 2005

Regular, full-time portfolio managers with a minimum one year portfolio management track record in the employment of TIM as of the beginning of a Plan Year are eligible to participate in an incentive compensation plan (the “Plan”) for that Plan Year.  For purposes of determining the level of incentive compensation potential, track records are based on full years of portfolio management for TIM. Therefore, for example, should an eligible participant hold a one-and-a-half year track record, the eligible incentive compensation would be based on the manager’s one year relative ranking.

WEIGHTED COMPONENTS:

There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further described below:

•      80% Objective — portfolio performance based calculation; based upon relative rankings of track record and return formula criteria as further described. A portion of the objective component is necessarily subjective taking such items as co/multi- management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the portfolio manager’s relative ranking Senior management, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

•      20% Subjective — based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions as updated on an annual basis, for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by senior management.

MAXIMUM BONUS POTENTIALS (80% + 20%):

Track Record	Target Bonus

<3	Up to 75% base comp.

3-4	Up to 100% base comp.

5-9	Up to 150% base comp.

10-14	Up to 200% base comp

15 and beyond	Up to 300% base comp.

RETURN FORMULAS AND RELATIVE RANKINGS (80% of target bonus):

Rankings (Based on 80% objective track record component only):

Top Decile	=	100% of available component
Top Quartile	=	The difference between 100% and the actual % ranking
Second Quartile	=	The difference between 100% and the actual % ranking
Third Quartile	=	The difference between 100% and the actual % ranking
Fourth Quartile	=	0% of available component

Example: Should the ranking equal 24% (top quartile), then the formula would be 100%-24% = 76% of available component

Return Formulas:

The following return formulas represent the calculations used to determine the amount available for the objective component of the bonus a portfolio manager is eligible to earn based upon his/her track record.  Some track records are weighted more heavily than others as noted below:

**The 20% subjective component must be subtracted from the total amount eligible below given the maximum potential opportunity stated includes the 20% subjective component:

•      1 year rank will be calculated on the one year total returns as follows:

3/3 (100%) of 75% opportunity = the one year relative rank versus peer universe and appropriate benchmark (e.g. composites).

•      2 year rank will be calculated on the one year and two year total returns as follows:

1/3 (33.33%) of 75% = the one year relative rank versus peer universe and appropriate benchmark (e.g. composites).

2/3 (66.67%) of 75% = the two year relative rank versus peer universe and appropriate benchmark.

•      3 year rank will be calculated based on the one and three year total returns as follows:

1/3 (33.33%) of 100% = the one year relative rank versus peer universe and appropriate benchmark (e.g. composites).

2/3 (66.67%) of 100% = the three year relative rank versus peer universe and appropriate benchmark.

As set forth in the schedule of maximum bonus potential above, once an employee has a full five year track record, then his/her bonus opportunity will increase at each full five-year increment as follows:

•      Five year = additional 50% of base added to target pool and directly related to 5-year relative rank versus peer universe and appropriate benchmark. Maximum potential bonus opportunity = 150% of base

•      Ten year = additional 50% of base added to target pool and directly related to 10- year relative rank versus peer universe and appropriate benchmark. Maximum potential bonus opportunity = 200% of base

•      Fifteen year = additional 100% of base added to target pool and directly related to 15-year relative rank versus peer universe and appropriate benchmark. Maximum potential bonus opportunity = 300% of base

(a) (4) Ownership of Securities

Aggregate Dollar Range of Securities in the Fund.

The following table indicates the dollar range of each Fund beneficially owned by the Fund’s portfolio manager as of December 31, 2004.

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Heidi Y. Hu	X
Peter O. Lopez	X

(b) There were no changes in Portfolio Managers of the Fund during the reporting period.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors:  currently the registrant does not have a policy with regard to the consideration of director candidates recommended by shareholders as it does not currently contemplate adding Board members or otherwise changing the Board’s composition.

Item 11: Controls and Procedures.

(a)          Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of March 31, 2005 registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal half year that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Code of Ethics for Principal Executive and Principal Financial Officers
(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date: May 19, 2005

By:	/s/ Kim D. Day
Senior Vice President, Treasurer and Chief Financial Officer
Date: May 19, 2005

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers
12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer